RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Disclosure of related party [text block]

26) RELATED PARTIES

The following table shows the breakdown of the total remuneration paid to the Atento Group’s key management personnel in 2015, 2016 and 2017:

	Thousands of U.S. dollars
	2015	2016	2017
Total remuneration paid to key management personnel	8,155	4,806	5,232

	Thousands of U.S. dollars
	2015	2016	2017
Salaries and variable remuneration	6,999	3,826	4,374
Salaries	3,897	3,826	3,303
Variable remuneration	3,102	0	1,071
Payment in kind	1,156	980	858
Medical insurance	135	117	138
Life insurance premiums	10	27	28
Other	1,011	836	692
Total	8,155	4,806	5,232